Property, Plant and Equipment (“PP&E”) (Details) - CAD ($) $ in Thousands	May 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment (“PP&E”) [line items]
Capitalized to inventory		$ 600	$ 1,000
Liabilities associated with assets held for sale		2,932
Carrying amount		1,055,144	$ 990,094
Cash proceeds	$ 5,500
Carrying Amount of Property, Plant and Equipment [Member]
Property, Plant and Equipment (“PP&E”) [line items]
Carrying amount		$ 3,900